245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Securities Fund (the trust): File Nos. 002-93601 and 811-04118

Fidelity Blue Chip Growth Fund

Fidelity Blue Chip Value Fund

Fidelity Dividend Growth Fund

Fidelity Growth & Income Portfolio

Fidelity Leveraged Company Stock Fund

Fidelity OTC Portfolio

Fidelity Real Estate Income Fund

Fidelity Series Real Estate Equity Fund

Fidelity Series Real Estate Income Fund

Fidelity Series Small Cap Opportunities Fund

Fidelity Small Cap Growth Fund

Fidelity Small Cap Value Fund

Fidelity Series Blue Chip Growth Fund

 (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust